AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 32.9%
Communications Equipment – 1.2%
Arista Networks, Inc.(a)	18,017	$5,439,152
Motorola Solutions, Inc.	16,679	3,136,486

		8,575,638

Electronic Equipment, Instruments & Components – 2.3%
Amphenol Corp.—Class A	79,192	5,224,296
Cognex Corp.	47,742	3,962,109
IPG Photonics Corp.(a)	35,036	7,390,494

		16,576,899

IT Services – 7.7%
EPAM Systems, Inc.(a)	13,829	5,485,826
PayPal Holdings, Inc.(a)	73,502	17,849,225
Visa, Inc. - Class A(b)	158,856	33,634,581

		56,969,632

Semiconductors & Semiconductor Equipment – 8.9%
ASML Holding NV ADR	20,770	12,822,567
NVIDIA Corp.	23,549	12,573,518
QUALCOMM, Inc.	162,002	21,479,845
Texas Instruments, Inc.	25,530	4,824,915
Xilinx, Inc.	108,340	13,423,326

		65,124,171

Software – 12.8%
Adobe, Inc.(a)	42,601	20,251,237
Fortinet, Inc.(a)	60,061	11,076,450
Microsoft Corp.	245,302	57,834,853
Paycom Software, Inc.(a)	2,136	790,448
Tyler Technologies, Inc.(a)	10,312	4,377,753

		94,330,741

		241,577,081

Health Care – 23.0%
Biotechnology – 1.7%
Regeneron Pharmaceuticals, Inc.(a)	25,924	12,265,681

Health Care Management Services – 5.0%
UnitedHealth Group, Inc.	100,069	37,232,673

Health Care Technology – 0.7%
Veeva Systems, Inc.—Class A(a)	18,907	4,939,265

Medical & Dental Instruments & Supplies – 4.0%
ABIOMED, Inc.(a)	10,523	3,353,996
Align Technology, Inc.(a)	23,416	12,680,466
Edwards Lifesciences Corp.(a)	161,248	13,486,783

		29,521,245

Medical Equipment – 4.5%
IDEXX Laboratories, Inc.(a)	19,298	9,442,704

Company	Shares	U.S. $ Value

Illumina, Inc.(a)	11,770	$4,520,386
Intuitive Surgical, Inc.(a)	26,203	19,362,445

		33,325,535

Pharmaceuticals – 6.6%
Vertex Pharmaceuticals, Inc.(a)	94,505	20,308,179
Zoetis, Inc.	177,481	27,949,708

		48,257,887

Scientific Instruments: Gauges & Meters – 0.5%
Mettler-Toledo International, Inc.(a)	3,075	3,553,747

		169,096,033

Communication Services – 15.6%
Computer Services, Software & Systems – 13.2%
Alphabet, Inc. - Class C(a)	27,800	57,507,914
Facebook, Inc. - Class A(a)	134,926	39,739,755

		97,247,669

Electronic Entertainment – 2.4%
Electronic Arts, Inc.	81,192	10,990,961
Take-Two Interactive Software, Inc.(a)	37,299	6,590,733

		17,581,694

		114,829,363

Consumer Discretionary – 13.8%
Diversified Retail – 6.3%
Amazon.com, Inc.(a)	13,420	41,522,554
Etsy, Inc.(a)	21,648	4,365,752

		45,888,306

Education Services – 0.4%
Chegg, Inc.(a)	37,764	3,234,864

Hotels Restaurants & Leisure – 0.9%
Domino’s Pizza, Inc.(b)	16,800	6,178,872

Specialty Retail – 3.5%
Burlington Stores, Inc.(a)	10,760	3,215,088
Home Depot, Inc. (The)	74,640	22,783,860

		25,998,948

Textiles, Apparel & Shoes – 2.7%
NIKE, Inc. - Class B	149,346	19,846,590

		101,147,580

Consumer Staples – 5.7%
Beverage: Soft Drinks – 3.3%
Monster Beverage Corp.(a)	265,198	24,156,886

Diversified Retail – 2.4%
Costco Wholesale Corp.	49,666	17,506,272

Company	Shares	U.S. $ Value

		$41,663,158

Industrials – 4.9%
Back Office Support, HR & Consulting – 1.2%
Copart, Inc.(a)	80,168	8,707,047

Building Materials – 0.3%
Trex Co., Inc.(a)	25,765	2,358,528

Scientific Instruments: Control & Filter – 2.9%
Allegion PLC	51,144	6,424,709
IDEX Corp.	18,535	3,879,746
Roper Technologies, Inc.	26,005	10,488,857

		20,793,312

Scientific Instruments: Electrical – 0.5%
AMETEK, Inc.	29,580	3,778,253

		35,637,140

Materials – 1.6%
Chemicals – 1.6%
Sherwin-Williams Co. (The)	16,189	11,947,644

Financials – 0.5%
Financial Data & Systems – 0.2%
S&P Global, Inc.	5,470	1,930,199

Securities Brokerage & Services – 0.3%
MarketAxess Holdings, Inc.	4,071	2,027,032

		3,957,231

Total Common Stocks (cost $378,549,873)		719,855,230

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $16,837,904)	16,837,904	16,837,904

Total Investments – 100.3% (cost $395,387,777)(f)		736,693,134
Other assets less liabilities – (0.3)%		(1,920,477)

Net Assets – 100.0%		$734,772,657

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $341,835,626 and gross unrealized depreciation of investments was $(530,269), resulting in net unrealized appreciation of $341,305,357.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$719,855,230	$—	$—	$719,855,230
Short-Term Investments	16,837,904	—	—	16,837,904

Total Investments in Securities	736,693,134	$—	$—	$736,693,134
Other Financial Instruments(b)	—	—	—	—

Total	$736,693,134	$—	$—	$736,693,134

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$37,157	$23,990	$44,309	$16,838	$1